Change in presentation currency and functional currency (Details)	Jan. 01, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Change in presentation currency and functional currency
Exchange rate	1.273
Change in derivative liabilities	$ 14,539,226
Derivative liabilities	$ 32,439,081	$ 53,376	$ 17,899,855